Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	₩ 270,571	₩ 282,704	₩ 244,796
Interest expense recognized as operating expense	263,579	278,427	296,874
Profit and loss from foreign currency transaction	17,493	24,596	17,175
Gain (loss) on valuation	40,822	15,429	(5)
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [line items]
Interest income recognized as operating revenue	21,018	21,021	20,854
Interest expense recognized as operating expense	548	21	1,456
Profit and loss from foreign currency transaction	17,006	20,422	19,687
Operating expenses from foreign currency translation	5	0	56
Dividend income	₩ 2,250	₩ 1,598	₩ 2,059